INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 3,899	$ 3,958
Intangible assets, accumulated amortization	(3,245)	(3,227)
Less: impairment loss of image tracing technology	(306)	(291)
Finite-Lived Intangible Assets, Net	348	440
Core technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	571	596
Intangible assets, accumulated amortization	(517)	(502)
Complete technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	74	73
Intangible assets, accumulated amortization	(74)	(73)
Contract backlogs [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	343	336
Intangible assets, accumulated amortization	(343)	(336)
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	1,559	1,553
Intangible assets, accumulated amortization	(1,265)	(1,207)
Digital watermarking technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	925	990
Intangible assets, accumulated amortization	(925)	(990)
Image tracing technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	427	410
Intangible assets, accumulated amortization	$ (121)	$ (119)